Accounts payable and other liabilities (Detail) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Accounts payable and other liabilities [abstract]
Accounts and notes payable	¥ 15,850,958,000	¥ 14,683,707,000
Payables to contractors for construction	12,695,720,000	12,353,097,000
Retention payables to contractors	1,537,024,000	1,557,737,000
Accrued interests	1,276,703,000	1,152,767,000
Others	5,909,676,000	5,391,372,000
Total	37,270,081,000	35,138,680,000
Notes payable secured by notes receivable	¥ 89,000,000	¥ 0